Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Lehman Brothers Holding Inc.
Aurora Loan Services LLC
March 25, 2006
February 28, 2006
February 01, 2006
-
Payment Date Statement
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
04/25/2006 9:00 am
Contact:
Diana Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Date
25-Apr-06
Determination Date 20-Mar-06 Accrual Periods: Begin End
Record Date - Physical Certificates 31-Mar-06 Libor Certificates 3/27/2006 4/24/2006
Record Date - non Physical Certificates 24-Apr-06
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance
A1 5.04813% $498,862,000.00 $487,685,847.48 $11,438,263.86 $1,983,198.48 $13,421,462.34 N/A NA $476,247,583.62
A2 5.00813% $151,638,000.00 $147,733,195.31 $3,996,383.04 $596,004.01 $4,592,387.05 N/A NA $143,736,812.27
A3 5.11813% $22,658,000.00 $22,658,000.00 $0.00 $93,417.53 $93,417.53 N/A NA $22,658,000.00
A4 5.12813% $74,795,000.00 $73,119,345.55 $1,714,953.12 $302,055.55 $2,017,008.67 N/A NA $71,404,392.43
M1 5.26813% $22,603,000.00 $22,603,000.00 $0.00 $95,921.96 $95,921.96 $0.00 $0.00 $22,603,000.00
M2 5.31813% $12,328,000.00 $12,328,000.00 $0.00 $52,813.76 $52,813.76 $0.00 $0.00 $12,328,000.00
M3 5.36813% $7,397,000.00 $7,397,000.00 $0.00 $31,987.05 $31,987.05 $0.00 $0.00 $7,397,000.00
M4 5.51813% $12,328,000.00 $12,328,000.00 $0.00 $54,799.94 $54,799.94 $0.00 $0.00 $12,328,000.00
M5 5.61813% $5,342,000.00 $5,342,000.00 $0.00 $24,176.37 $24,176.37 $0.00 $0.00 $5,342,000.00
M6 6.21813% $9,863,000.00 $9,863,000.00 $0.00 $49,404.25 $49,404.25 $0.00 $0.00 $9,863,000.00
M7 6.21813% $4,109,000.00 $4,109,000.00 $0.00 $20,582.18 $20,582.18 $0.00 $0.00 $4,109,000.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
P 0.00000% $100.00 $100.00 $0.00 $41,004.53 $41,004.53 $0.00 $0.00 $100.00
X 0.00000% $4,482.36 $4,482.36 $0.00 $27,017.58 $27,017.58 $0.00 $0.00 $4,482.36
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
LT-R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Totals: $821,927,582.36 $805,170,970.70 $17,149,600.02 $3,372,383.19 $20,521,983.21 $0.00 $0.00 $788,021,370.68
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1 525221JG3 $977.59670506 $22.92871347 $3.97544507 $0.00000000 $954.66799159 LIBOR 4.81813%
A2 525221JH1 $974.24916779 $26.35475962 $3.93043967 $0.00000000 $947.89440820
A3 525221JJ7 $1,000.00000000 $0.00000000 $4.12293804 $0.00000000 $1,000.00000000
A4 525221JS7 $977.59670506 $22.92871342 $4.03844575 $0.00000000 $954.66799158
M1 525221JK4 $1,000.00000000 $0.00000000 $4.24377118 $0.00000000 $1,000.00000000
M2 525221JL2 $1,000.00000000 $0.00000000 $4.28404932 $0.00000000 $1,000.00000000
M3 525221JM0 $1,000.00000000 $0.00000000 $4.32432743 $0.00000000 $1,000.00000000
M4 525221JN8 $1,000.00000000 $0.00000000 $4.44516061 $0.00000000 $1,000.00000000
M5 525221JP3 $1,000.00000000 $0.00000000 $4.52571509 $0.00000000 $1,000.00000000
M6 525221JQ1 $1,000.00000000 $0.00000000 $5.00904897 $0.00000000 $1,000.00000000
M7 525221JR9 $1,000.00000000 $0.00000000 $5.00904843 $0.00000000 $1,000.00000000
X $1,000.00000000 $0.00000000 $6,027.53460231 $0.00000000 $1,000.00000000
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-3
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Diana Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Date
25-Apr-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-3
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1 5.04813% $1,983,198.48 $0.00 $0.00 $0.00 $0.00 NA $1,983,198.48 $0.00
A2 5.00813% $596,004.01 $0.00 $0.00 $0.00 $0.00 NA $596,004.01 $0.00
A3 5.11813% $93,417.53 $0.00 $0.00 $0.00 $0.00 NA $93,417.53 $0.00
A4 5.12813% $302,055.55 $0.00 $0.00 $0.00 $0.00 NA $302,055.55 $0.00
M1 5.26813% $95,921.96 $0.00 $0.00 $0.00 $0.00 $0.00 $95,921.96 $0.00
M2 5.31813% $52,813.76 $0.00 $0.00 $0.00 $0.00 $0.00 $52,813.76 $0.00
M3 5.36813% $31,987.05 $0.00 $0.00 $0.00 $0.00 $0.00 $31,987.05 $0.00
M4 5.51813% $54,799.94 $0.00 $0.00 $0.00 $0.00 $0.00 $54,799.94 $0.00
M5 5.61813% $24,176.37 $0.00 $0.00 $0.00 $0.00 $0.00 $24,176.37 $0.00
M6 6.21813% $49,404.25 $0.00 $0.00 $0.00 $0.00 $0.00 $49,404.25 $0.00
M7 6.21813% $20,582.18 $0.00 $0.00 $0.00 $0.00 $0.00 $20,582.18 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1 11,438,263.86 1,983,198.48 0.00 0.00 11,438,263.86 1,983,198.48
A2 3,996,383.04 596,004.01 0.00 0.00 3,996,383.04 596,004.01
A3 0.00 93,417.53 0.00 0.00 0.00 93,417.53
A4 1,714,953.12 302,055.55 0.00 0.00 1,714,953.12 302,055.55
M1 0.00 95,921.96 0.00 0.00 0.00 95,921.96
M2 0.00 52,813.76 0.00 0.00 0.00 52,813.76
M3 0.00 31,987.05 0.00 0.00 0.00 31,987.05
M4 0.00 54,799.94 0.00 0.00 0.00 54,799.94
M5 0.00 24,176.37 0.00 0.00 0.00 24,176.37
M6 0.00 49,404.25 0.00 0.00 0.00 49,404.25
M7 0.00 20,582.18 0.00 0.00 0.00 20,582.18
C 0.00 0.00 0.00 0.00 0.00 0.00
X 0.00 27,017.58 0.00 0.00 0.00 27,017.58
P 0.00 41,004.53 0.00 0.00 0.00 41,004.53
R 0.00 0.00 0.00 0.00 0.00 0.00
TOTAL 17,149,600.02 3,372,383.19 0.00 0.00 17,149,600.02 3,372,383.19
Cumulative X-I Distributions 27,017.58
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Contact:
Diana Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Date
25-Apr-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-3
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 1,000.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 0.00 Amount of Advances required to be made by servicer 4,058,166.13
Withdrawal: Basis Risk Shortfalls 0.00
Amount of Advances actually made by servicer
4,058,166.13
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall 0.00
Ending Balance 1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement 0.00 Servicer remittance 20,494,965.64
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 0.00
Ending Balance 0.00 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 27,017.58
Begininning Balance 1,000.00 20,521,983.22
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 27,017.58 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 0.00 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawals 27,017.58 Total interest distributed 3,372,383.19
Ending Balance 1,000.00 Total principal distributed 17,149,600.02
Net Deposits to Basis Risk account 0.00
20,521,983.21
(A) - (B): 0.01
ACCOUNT ACTIVITY

Contact:
Diana Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Date
25-Apr-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-3
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,007,759.07 Senior Enhancement Percentage 2.617%
B) Ending Collateral Balance 790,770,431.40 Senior Enhancement Percentage for purposes of Stepdown 6.496%
C) Current Delinquency Rate (A/B) 0.127%
D) Rolling Three Month Delinquency Rate 0.064% The later of:
E) Cumulative Realized Losses 0.00 (x) March 2009 NO
F) Original Collateral Balance 821,927,582.36 (y) Distribution when Senior Enhancement % is >= 18.9% NO
G) Cumulative Loss % ( E/F) 0.00%
H) Applicable Cumulative Loss Limit % 100.00%
A Trigger Event will occur if either (1) or (2) is True:
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit
NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 1,376,597.11
1) as additional principal to certificates 1,376,597.11
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 0.00
Ending Overcollateralization Amount 2,753,643.09 4) to Supp Interest Trust - Swap Term Payments 27,017.58
Target Overcollateralization Amount 3,698,674.00 5) Remaining Amounts to X (27,017.58)
Ending Overcollateralization deficiency amount 945,030.91 (B): 1,376,597.11
Overcollateralization release amount 0.00
(A)-(B): 0.00
Certificate Account Shortfalls 0.00
CREDIT ENHANCEMENT AND TRIGGERS

1
Total
BegSched
SchedPrin
Curtail
CurtailAdj
Prepay
LiqProc
NegAm
Loss
EndSched
CheckBal
SchedInt
LPMIFee
ServFee
MasterFee
TrusteeFee
ExcessFee
SpecFee
RetainedInt
Dividend
BackupFee
LossFee
SupInsFee
PPIS
PPIX
RAIS
NonRecPrin
NonRecInt
NonRecExp
REMITTANCE:
Interest Remittance
Principal Remittance
Prepay Penalties
Other Funds
OTHER REPORTING
:
Beg Count
End Count
WAmort
WAM
WAC
Net WAC
MAX Net WAC
Prin Adv
Int Adv
Tot Adv
Disc Bal
Arrear Beg
Arrear End
PT Int
DELINQUENT
Del Cnt Cur
Del Bal Cur
Del Act Cur
Del Cnt 30
Del Bal 30
Del Act 30
Del Cnt 60
Del Bal 60
Del Act 60
Del Cnt 90
Del Bal 90
Del Act 90
Del Cnt 120
Del Bal 120
Del Act 120
BANKRUPTCY
Bk Cnt
Bk Bal
Bk Act
FORECLOSURE
Fc Cnt
Fc Bal
Fc Act
REO
REO Cnt
REO Bal
REO Act
REOBook
FOREBEARANCE
Fb Cnt
Fb Bal
Fb Act
MAX Net WAC
Repurch Prin
NegAm Count
NegAm Bal
Serv Prin Adv
Serv Int Adv
Serv Cum Adv
806,543,434.32
169,618.53
80,787.01
69.12
15,522,528.26
0.00
0.00
0.00
790,770,431.40
0.00
4,852,456.92
0.00
171,498.73
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,680,958.19
15,773,002.92
41,004.53
0.00
3,418
3,357
355.98
355.56
7.219633%
6.967974%
11.162708%
5,859.15
197,812.79
203,671.94
0.00
0.00
0.00
4,683,311.90
3,331
785,052,147.10
785,175,698.61
21
4,710,525.23
4,713,921.94
3
759,107.41
760,387.85
0
0.00
0.00
0
0.00
0.00
2
248,651.66
248,764.22
0
0.00
0.00
0
0.00
0.00
0.00
0
0.00
0.00
11.16
320,000.00
0
0.00
448,341.22
3,609,824.91
0.00
806,543,434.32
169,618.53
80,787.01
69.12
15,522,528.26
0.00
0.00
0.00
790,770,431.40
0.00
4,852,456.92
0.00
171,498.73
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,680,958.19
15,773,002.92
41,004.53
0.00
3,418
3,357
355.98
355.56
7.219633%
6.967974%
11.162708%
5,859.15
197,812.79
203,671.94
0.00
0.00
0.00
4,683,311.90
3,331
785,052,147.10
785,175,698.61
21
4,710,525.23
4,713,921.94
3
759,107.41
760,387.85
0
0.00
0.00
0
0.00
0.00
2
248,651.66
248,764.22
0
0.00
0.00
0
0.00
0.00
0.00
0
0.00
0.00
11.16
320,000.00
0
0.00
448,341.22
3,609,824.91
0.00
LXS 2006-3
04/01/2006
Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance
%
0K to 99.99K
558 39,899,867.00 5.05%
100K to 199.99K
1,222 180,228,237.86 22.79%
200K to 299.99K
737 180,698,216.14 22.85%
300K to 399.99K
397 135,947,442.02 17.19%
400K to 499.99K
195 87,579,944.63 11.08%
500K to 599.99K
118 63,933,854.23 8.09%
600K to 699.99K
63 40,511,267.08 5.12%
700K to 799.99K
19 14,121,718.27 1.79%
800K to 899.99K
16 13,379,368.78 1.69%
900K to 999.99K
19 18,186,288.32 2.30%
1000K to 1099.99K
8 8,000,000.00 1.01%
1300K to 1399.99K
1 1,319,108.86 0.17%
1400K to 1499.99K
1 1,421,578.38 0.18%
1600K to 1699.99K
1 1,624,994.66 0.21%
1900K to 1999.99K
1 1,918,545.17 0.24%
2000K to 2099.99K
1 2,000,000.00 0.25%
Total
3,357
790,770,431.40
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1300K to 1399.99K 1400K to 1499.99K 1600K to 1699.99K 1900K to 1999.99K 2000K to 2099.99K
Balance
Count
Balance ($)
%
4.00% - 4.49%
1 242,900.00 0.03%
4.50% - 4.99%
2 612,500.00 0.08%
5.00% - 5.49%
11 4,391,431.96 0.56%
5.50% - 5.99%
86 26,045,438.67 3.29%
6.00% - 6.49%
337 86,684,143.81 10.96%
6.50% - 6.99%
985 241,726,423.19 30.57%
7.00% - 7.49%
646 139,511,220.87 17.64%
7.50% - 7.99%
658 148,801,471.16 18.82%
8.00% - 8.49%
320 66,749,466.41 8.44%
8.50% - 8.99%
261 63,578,445.75 8.04%
9.00% - 9.49%
34 9,321,244.77 1.18%
9.50% - 9.99%
16 3,105,744.81 0.39%
Total
3,357
790,770,431.40
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.21%
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
1.00% - 1.99%
1 500,000.00 0.09%
2.00% - 2.99%
666 218,763,275.05 39.53%
3.00% - 3.99%
31 8,150,992.33 1.47%
4.00% - 4.99%
10 1,953,991.24 0.35%
5.00% - 5.99%
1,417 317,792,470.13 57.43%
6.00% - 6.99%
34 5,504,714.85 0.99%
7.00% - 7.99%
5 703,115.03 0.13%
Total
2,164
553,368,558.63
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 4.06%
Count
Balance ($)
%
1.00% - 1.99%
1 500,000.00 0.09%
2.00% - 2.99%
292 82,407,553.23 14.89%
3.00% - 3.99%
13 3,200,710.51 0.58%
4.00% - 4.99%
4 904,544.38 0.16%
5.00% - 5.99%
185 50,987,675.01 9.21%
6.00% - 6.99%
643 163,375,387.95 29.52%
7.00% - 7.99%
613 149,703,810.41 27.05%
8.00% - 8.99%
398 95,938,746.22 17.34%
9.00% - 9.99%
15 6,350,130.92 1.15%
Total
2,164
553,368,558.63
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 6.40%
Count
Balance ($)
%
10.00% - 10.99%
14 3,479,629.43 0.63%
11.00% - 11.99%
107 34,452,290.93 6.23%
12.00% - 12.99%
829 219,248,676.25 39.62%
13.00% - 13.99%
739 181,474,222.24 32.79%
14.00% - 14.99%
452 107,224,628.60 19.38%
15.00% - 15.99%
23 7,489,111.18 1.35%
Total
2,164
553,368,558.63
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.19%
Count
Balance ($)
%
6
2,112 535,610,269.30 96.79%
12
52 17,758,289.33 3.21%
Total
2,164
553,368,558.63
100.00%
Frequency of Interest Rate Adjustments
Months
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
6
2,112 535,610,269.30 96.79%
12
52 17,758,289.33 3.21%
Total
2,164
553,368,558.63
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
51 17,277,993.55 3.12%
1 Year Treasury or CM
1 480,295.78 0.09%
6 Month LIBOR
2,112 535,610,269.30 96.79%
Total
2,164
553,368,558.63
100.00%
Indices
Index
Count
Balance ($)
%
1 379,359.67 0.05%
2 Units
177 35,719,747.68 4.52%
3 Units
114 32,043,605.77 4.05%
4 Units
93 24,553,536.88 3.11%
Condominium
260 49,481,941.75 6.26%
Cooperative
1 500,000.00 0.06%
Other
1 248,000.00 0.03%
Planned Unit Development
753 203,016,005.78 25.67%
Single Family
1,954 444,199,450.74 56.17%
Townhouse
3 628,783.13 0.08%
Total
3,357
790,770,431.40
100.00%
Property Type
Type
Count
Balance ($)
%
2000
1 33,030.01 0.00%
2002
5 287,540.08 0.04%
2003
4 613,830.48 0.08%
2004
6 1,719,465.88 0.22%
2005
849 185,155,351.24 23.41%
2006
2,492 602,961,213.71 76.25%
Total
3,357
790,770,431.40
100.00%
Year of First Payment Date
Year
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
0.0 - 9.9
1 48,759.05 0.01%
10.0 - 19.9
1 76,424.60 0.01%
20.0 - 29.9
11 1,854,538.74 0.23%
30.0 - 39.9
12 1,856,168.14 0.23%
40.0 - 49.9
26 7,860,737.48 0.99%
50.0 - 59.9
45 13,431,634.49 1.70%
60.0 - 69.9
159 49,538,199.91 6.26%
70.0 - 79.9
848 213,999,003.63 27.06%
80.0 - 89.9
2,142 482,598,935.47 61.03%
90.0 - 99.9
102 17,971,316.67 2.27%
100.0 - 100.0
10 1,534,713.22 0.19%
Total
3,357
790,770,431.40
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
169 - 192
1 1,918,545.17 0.24%
217 - 240
1 400,413.18 0.05%
289 - 312
2 89,139.52 0.01%
313 - 336
9 1,175,013.57 0.15%
337 - 360
3,335 784,436,718.26 99.20%
457 - 480
9 2,750,601.70 0.35%
Total
3,357
790,770,431.40
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 356
Count
Balance ($)
%
169 - 192
1 1,918,545.17 0.24%
217 - 240
1 400,413.18 0.05%
289 - 312
2 89,139.52 0.01%
313 - 336
9 1,175,013.57 0.15%
337 - 360
3,344 787,187,319.96 99.55%
Total
3,357
790,770,431.40
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
169 - 192
1 1,918,545.17 0.24%
217 - 240
1 400,413.18 0.05%
337 - 360
3,346 785,700,871.35 99.36%
457 - 480
9 2,750,601.70 0.35%
Total
3,357
790,770,431.40
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
169 - 192
1 1,918,545.17 0.24%
217 - 240
1 400,413.18 0.05%
337 - 360
3,355 788,451,473.05 99.71%
Total
3,357
790,770,431.40
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
ALABAMA
10 1,176,879.94 0.15%
ALASKA
2 394,016.67 0.05%
ARIZONA
276 67,944,314.48 8.59%
ARKANSAS
6 718,627.91 0.09%
CALIFORNIA
588 212,280,668.28 26.84%
COLORADO
132 27,162,218.45 3.43%
CONNECTICUT
35 10,625,082.70 1.34%
DELAWARE
2 556,330.53 0.07%
DISTRICT OF COLUMBIA
12 4,322,252.89 0.55%
FLORIDA
359 76,819,849.32 9.71%
GEORGIA
80 10,716,629.31 1.36%
HAWAII
8 4,185,650.69 0.53%
IDAHO
38 6,717,880.74 0.85%
ILLINOIS
117 25,813,705.46 3.26%
INDIANA
28 3,103,940.12 0.39%
IOWA
8 653,132.85 0.08%
KANSAS
14 1,791,671.41 0.23%
KENTUCKY
9 1,140,786.88 0.14%
LOUISIANA
3 373,993.03 0.05%
MAINE
11 1,885,001.50 0.24%
MARYLAND
91 23,808,837.64 3.01%
MASSACHUSETTS
64 18,852,514.46 2.38%
MICHIGAN
108 13,942,454.65 1.76%
MINNESOTA
53 11,707,925.16 1.48%
MISSISSIPPI
2 213,500.00 0.03%
MISSOURI
64 7,237,307.71 0.92%
MONTANA
4 1,990,103.82 0.25%
NEBRASKA
5 334,235.53 0.04%
NEVADA
139 33,685,069.65 4.26%
NEW HAMPSHIRE
17 3,569,417.16 0.45%
NEW JERSEY
38 12,109,858.52 1.53%
NEW MEXICO
21 4,305,529.27 0.54%
NEW YORK
66 25,006,209.75 3.16%
NORTH CAROLINA
80 11,707,168.56 1.48%
OHIO
49 5,168,969.40 0.65%
OKLAHOMA
5 660,630.90 0.08%
OREGON
68 14,593,141.60 1.85%
PENNSYLVANIA
51 7,607,697.53 0.96%
RHODE ISLAND
21 5,062,440.16 0.64%
SOUTH CAROLINA
53 9,012,677.34 1.14%
SOUTH DAKOTA
3 538,519.67 0.07%
TENNESSEE
29 3,680,936.98 0.47%
TEXAS
250 37,356,278.46 4.72%
UTAH
92 17,222,518.78 2.18%
VERMONT
3 572,153.15 0.07%
VIRGINIA
107 33,823,574.24 4.28%
WASHINGTON
105 24,743,272.58 3.13%
WEST VIRGINIA
2 636,000.00 0.08%
WISCONSIN
25 2,737,434.34 0.35%
WYOMING
4 501,421.23 0.06%
Total
3,357
790,770,431.40
100.00%
Geographic Distribution by State
State
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ARIZONA
TEXAS
VIRGINIA
NEVADA
COLORADO
ILLINOIS
NEW YORK
WASHINGTON
MARYLAND
MASSACHUSETTS
UTAH
OREGON
MICHIGAN
NEW JERSEY
MINNESOTA
NORTH CAROLINA
GEORGIA
CONNECTICUT
SOUTH CAROLINA
PENNSYLVANIA
MISSOURI
IDAHO
OHIO
RHODE ISLAND
DISTRICT OF
COLUMBIA
NEW MEXICO
HAWAII
TENNESSEE
NEW HAMPSHIRE
INDIANA
WISCONSIN
MONTANA
MAINE
KANSAS
ALABAMA
KENTUCKY
ARKANSAS
OKLAHOMA
IOWA
WEST VIRGINIA
VERMONT
DELAWARE
SOUTH DAKOTA
WYOMING
ALASKA
LOUISIANA
NEBRASKA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,331
785,052,147.10
99.31%
785,175,698.61
21
4,710,525.23
0.60%
4,713,921.94
3
759,107.41
0.10%
760,387.85
3,355
790,521,779.74
790,650,008.40
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
248,651.66
100.00%
248,764.22
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
248,651.66
248,764.22
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,333
785,300,798.76
99.31%
785,424,462.83
21
4,710,525.23
0.60%
4,713,921.94
3
759,107.41
0.10%
760,387.85
3,357
790,770,431.40
100.00%
790,898,772.62
Current
30 - 59 days
60 - 89 days
Current 99.3%
30 - 59 days 0.6%
60 - 89 days 0.1%
120 + days 0.0%
Others 0.0%
Total: 100.0%
Group 1
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
21 4,710,525.23 86.12% 3 759,107.41 13.88%
24
5,469,632.64
TOTAL
21
4,710,525.23
86.12%
3
759,107.41
13.88%
24
5,469,632.64
100.00%
Group 1
86.12
13.88
0.00
120 + days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
April 2006
Count
Balance ($)
30 - 59 days
21 4,710,525.23
60 - 89 days
3 759,107.41
Bankruptcy
2 248,651.66
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
Group 1
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
Balance ($)
Bankruptcy
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Total
Current
Percentage
Amount ($)
20.90%
15,603,384.39
20.90%
15,603,384.39
Life CPR
Percentage
Amount ($)
11.06% 11.06%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006 4/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006 4/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006 4/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006 4/1/2006
Group 1
Total
Amount ($)
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 1
2 248,651.66 100.00%
BANKRUPTCY LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
30149934 101,794.00 100,371.83 5.75% 04/01/2006 360
31715477 148,320.00 148,279.83 6.50% 04/01/2006 360
Total:
2
248,651.66
250,114.00
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
61 15,534,092.00 15,522,528.26 0.00 806,543,434.32
1.92%
98.08%
1
Prepayment 1.92%
Liquidation 0.00%
Beginning Balance 98.08%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
116228297 381,500.00 381,500.00 381,500.00 0.00 0.00 0.00 Voluntary PIF 03/30/2006 0.00 6.750%
0.000%
118202324 516,000.00 514,601.17 514,245.61 0.00 0.00 0.00 Voluntary PIF 04/10/2006 355.56 8.000%
0.000%
118202597 131,250.00 130,866.37 130,768.94 0.00 0.00 0.00 Voluntary PIF 03/17/2006 97.43 7.625%
0.000%
118203264 180,000.00 179,999.50 179,999.50 0.00 0.00 0.00 Voluntary PIF 04/03/2006 0.00 7.625%
0.000%
118204064 208,760.00 208,760.00 208,760.00 0.00 0.00 0.00 Voluntary PIF 04/11/2006 0.00 7.500%
0.000%
118260165 144,000.00 144,000.00 144,000.00 0.00 0.00 0.00 Voluntary PIF 03/22/2006 0.00 8.125%
0.000%
118260801 106,400.00 106,188.15 106,134.14 0.00 0.00 0.00 Voluntary PIF 03/28/2006 54.01 9.500%
0.000%
118412204 420,000.00 420,000.00 420,000.00 0.00 0.00 0.00 Voluntary PIF 03/31/2006 0.00 6.625%
0.000%
118571223 510,000.00 508,675.28 508,228.73 0.00 0.00 0.00 Voluntary PIF 03/24/2006 446.55 6.750%
0.000%
118628478 41,250.00 41,250.00 41,250.00 0.00 0.00 0.00 Voluntary PIF 04/07/2006 0.00 7.500%
0.000%
118628759 262,400.00 262,348.31 262,348.31 0.00 0.00 0.00 Voluntary PIF 03/22/2006 0.00 8.000%
0.000%
118628767 353,203.00 353,203.00 353,203.00 0.00 0.00 0.00 Voluntary PIF 04/05/2006 0.00 8.500%
0.000%
118629484 353,600.00 353,600.00 353,600.00 0.00 0.00 0.00 Voluntary PIF 04/04/2006 0.00 7.625%
0.000%
118629930 230,300.00 230,299.99 230,299.99 0.00 0.00 0.00 Voluntary PIF 03/17/2006 0.00 7.250%
0.000%
118630177 202,780.00 202,779.99 202,779.99 0.00 0.00 0.00 Voluntary PIF 03/27/2006 0.00 8.125%
0.000%
118630979 180,000.00 180,000.00 180,000.00 0.00 0.00 0.00 Voluntary PIF 04/04/2006 0.00 8.000%
0.000%
118631811 231,050.00 231,049.99 231,049.99 0.00 0.00 0.00 Voluntary PIF 04/03/2006 0.00 7.875%
0.000%
118706522 476,000.00 476,000.00 476,000.00 0.00 0.00 0.00 Voluntary PIF 03/31/2006 0.00 5.625%
0.000%
30449250 84,720.00 84,720.00 84,720.00 0.00 0.00 0.00 Voluntary PIF 04/12/2006 0.00 6.875%
0.000%
31599640 320,000.00 320,000.00 320,000.00 0.00 0.00 0.00 Repurchase 0.00 6.625%
0.000%
31786676 168,520.00 167,445.04 167,307.08 0.00 0.00 0.00 Voluntary PIF 03/27/2006 137.96 7.250%
0.000%
31834971 160,000.00 160,000.00 160,000.00 0.00 0.00 0.00 Voluntary PIF 03/21/2006 0.00 5.625%
0.000%
31904006 255,662.00 255,662.00 255,662.00 0.00 0.00 0.00 Voluntary PIF 03/20/2006 0.00 7.500%
0.000%
31908247 319,000.00 319,000.00 319,000.00 0.00 0.00 0.00 Voluntary PIF 04/13/2006 0.00 6.750%
0.000%
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
31922081 395,500.00 395,500.00 395,500.00 0.00 0.00 0.00 Voluntary PIF 04/06/2006 0.00 7.750%
0.000%
31977606 213,520.00 213,520.00 213,520.00 0.00 0.00 0.00 Voluntary PIF 04/06/2006 0.00 7.875%
0.000%
32001349 171,550.00 171,146.11 171,009.85 0.00 0.00 0.00 Voluntary PIF 03/27/2006 136.26 7.250%
0.000%
32013617 544,000.00 544,000.00 544,000.00 0.00 0.00 0.00 Voluntary PIF 04/04/2006 0.00 9.000%
0.000%
32019648 307,633.00 307,633.00 307,633.00 0.00 0.00 0.00 Voluntary PIF 04/12/2006 0.00 7.500%
0.000%
32030421 184,000.00 184,000.00 184,000.00 0.00 0.00 0.00 Voluntary PIF 04/12/2006 0.00 7.000%
0.000%
32030504 165,839.00 165,839.00 165,839.00 0.00 0.00 0.00 Voluntary PIF 04/11/2006 0.00 6.875%
0.000%
32032856 94,400.00 94,136.32 94,047.49 0.00 0.00 0.00 Voluntary PIF 04/10/2006 88.83 6.375%
0.000%
32040776 66,000.00 66,000.00 66,000.00 0.00 0.00 0.00 Voluntary PIF 03/30/2006 0.00 8.750%
0.000%
32052227 264,000.00 263,541.00 263,385.76 0.00 0.00 0.00 Voluntary PIF 04/06/2006 155.24 8.750%
0.000%
32052532 241,600.00 240,725.99 240,725.99 0.00 0.00 0.00 Voluntary PIF 04/11/2006 0.00 6.500%
0.000%
32052540 280,000.00 279,487.50 279,314.24 0.00 0.00 0.00 Voluntary PIF 04/13/2006 173.26 8.500%
0.000%
32053290 168,400.00 168,400.00 168,400.00 0.00 0.00 0.00 Voluntary PIF 04/10/2006 0.00 8.250%
0.000%
32059040 82,350.00 82,143.11 82,090.48 0.00 0.00 0.00 Voluntary PIF 04/07/2006 52.63 8.375%
0.000%
32072472 120,000.00 119,734.22 119,659.64 0.00 0.00 0.00 Voluntary PIF 04/06/2006 74.58 8.500%
0.000%
32087082 27,900.00 27,900.00 27,900.00 0.00 0.00 0.00 Voluntary PIF 04/11/2006 0.00 8.750%
0.000%
32087587 90,000.00 90,000.00 90,000.00 0.00 0.00 0.00 Voluntary PIF 03/30/2006 0.00 8.500%
0.000%
32096232 400,000.00 400,000.00 400,000.00 0.00 0.00 0.00 Voluntary PIF 03/28/2006 0.00 8.125%
0.000%
32099764 305,000.00 305,000.00 305,000.00 0.00 0.00 0.00 Voluntary PIF 03/21/2006 0.00 8.500%
0.000%
32122186 129,400.00 129,400.00 129,400.00 0.00 0.00 0.00 Voluntary PIF 03/24/2006 0.00 7.375%
0.000%
32132540 410,500.00 410,500.00 410,500.00 0.00 0.00 0.00 Voluntary PIF 03/31/2006 0.00 7.625%
0.000%
32135741 264,000.00 264,000.00 264,000.00 0.00 0.00 0.00 Voluntary PIF 04/12/2006 0.00 6.625%
0.000%
32155525 268,000.00 268,000.00 268,000.00 0.00 0.00 0.00 Voluntary PIF 03/29/2006 0.00 8.000%
0.000%
32156671 38,550.00 38,550.00 38,550.00 0.00 0.00 0.00 Voluntary PIF 04/13/2006 0.00 8.875%
0.000%
32162331 435,000.00 435,000.00 435,000.00 0.00 0.00 0.00 Voluntary PIF 03/31/2006 0.00 8.500%
0.000%
32178311 479,200.00 478,646.59 478,366.85 0.00 0.00 0.00 Voluntary PIF 04/03/2006 279.74 8.750%
0.000%
32186165 746,250.00 746,250.00 746,250.00 0.00 0.00 0.00 Voluntary PIF 03/24/2006 0.00 8.500%
0.000%
32187064 74,400.00 74,400.00 74,400.00 0.00 0.00 0.00 Voluntary PIF 03/22/2006 0.00 7.500%
0.000%
32214579 301,700.00 301,700.00 301,700.00 0.00 0.00 0.00 Voluntary PIF 03/30/2006 0.00 7.250%
0.000%
32226151 157,605.00 157,364.41 157,243.01 0.00 0.00 0.00 Voluntary PIF 03/21/2006 121.40 7.375%
0.000%
32232266 350,000.00 350,000.00 350,000.00 0.00 0.00 0.00 Voluntary PIF 03/29/2006 0.00 6.375%
0.000%
32238016 360,000.00 360,000.00 360,000.00 0.00 0.00 0.00 Voluntary PIF 03/22/2006 0.00 8.500%
0.000%
32254328 95,000.00 94,835.95 94,753.23 0.00 0.00 0.00 Voluntary PIF 03/20/2006 82.72 6.750%
0.000%
32267015 293,600.00 293,600.00 293,600.00 0.00 0.00 0.00 Voluntary PIF 03/24/2006 0.00 8.375%
0.000%
37033339 124,000.00 124,000.00 124,000.00 0.00 0.00 0.00 Voluntary PIF 03/30/2006 0.00 7.750%
0.000%
37226537 452,800.00 452,190.33 451,882.44 0.00 0.00 0.00 Voluntary PIF 04/14/2006 307.89 8.000%
0.000%
37424942 196,000.00 196,000.00 196,000.00 0.00 0.00 0.00 Voluntary PIF 04/11/2006 0.00 7.500%
0.000%
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Total:
61
15,534,092.00
15,525,092.32
2,564.06
15,522,528.26
0.00
0.00
0.00
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
04/25/2006 9:00 am

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-3
Contact:
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
04/25/2006 9:00 am